Stock Options and Warrants - Summary of Outstanding Warrants Related to Warrant Transactions (Detail) (USD $)	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended								12 Months Ended						9 Months Ended			12 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Series A Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]	Sep. 30, 2013 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Dec. 31, 2010 Series B Preferred Stock [Member]	Sep. 30, 2013 Series A Common Stock [Member]	Sep. 30, 2013 Series B Common Stock [Member]	Sep. 30, 2013 Placement Agent Member	Sep. 30, 2013 YKA Loan [Member]	Dec. 31, 2010 YKA Loan [Member]	Dec. 31, 2009 YKA Loan [Member]	Dec. 31, 2010 Bio Time [Member]	Dec. 31, 2009 Bio Time [Member]	Dec. 31, 2011 Bridge Loan & Non-cash Grants [Member]	Dec. 31, 2010 Bridge Loan & Non-cash Grants [Member]	Dec. 31, 2011 Brookstreet [Member]	Dec. 31, 2010 Brookstreet [Member]	Dec. 31, 2011 Skin Care Marketing [Member]	Sep. 30, 2013 Skin Care Marketing [Member]	Sep. 30, 2013 Jan 2013 Financing [Member]	Sep. 30, 2013 Mar 2013 Financing [Member]	Sep. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Sep. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]
Summary of share data related to warrant transactions
Number of Shares, Outstanding, Beginning balance			6,670,878	9,565,552		2,000,000		500,000	1,100,000					1,400,000	1,400,000	30,000	30,000	1,380,721	1,629,623	1,760,157	3,405,929		200,000
Weighted Average exercise price, Outstanding, Beginning balance	$ 0.34	$ 0.49	$ 0.45	$ 0.45																						$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 2.00	$ 2.00	$ 0.80	$ 0.80
Weighted Average exercise price, Issued	$ 0.16		$ 1.75																							$ 0.15		$ 1.50		$ 0.20		$ 2.00
Warrants, Issued	49,929,166		200,000							21,700,000	20,000,000	666,666										200,000		5,062,500	2,500,000
Warrants, Exercised	(1,700,000)		(301,328)	(2,894,674)		(400,000)		(200,000)	(600,000)		(1,700,000)							(62,800)	(248,902)	(38,528)	(1,645,772)
Weighted Average exercise price, Exercised	$ 0.15		$ 0.40	$ 0.47																						$ 0.00		$ 0.25	$ 0.25	$ 0.15		$ 0.80	$ 0.80
Warrants, Forfeited/Cancelled	(3,300,000)				(1,600,000)		(300,000)						(1,400,000)
Weighted Average exercise price, Forfeited/Cancelled	$ 0.25	$ 0.66																								$ 0.20	$ 0.56			$ 0.25	$ 0.80
Number of Shares, Outstanding, Ending balance	48,429,166			6,670,878	0	1,600,000	0		500,000	21,700,000	18,300,000	666,666		1,400,000	1,400,000	30,000	30,000		1,380,721		1,760,157		200,000	5,062,500	2,500,000
Weighted average exercise price, Outstanding, Ending balance	$ 0.16	$ 0.34	$ 0.49	$ 0.45																						$ 0.15	$ 0.25	$ 0.25	$ 0.25	$ 2.00	$ 2.00	$ 2.00	$ 0.80